DWS VARIABLE SERIES II

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES:

                                 -----------------

                               DWS Technology VIP


The following information supplements the "Portfolio Manager" section of the above-noted portfolio's prospectuses:

Clark Chang
Director of Deutsche Asset Management and Portfolio Manager of the portfolio.
 o Global Equity analyst for Technology Fund: New York .
 o Joined Deutsche Asset Management in 2007 after seven years of experience as senior analyst for technology sector for Firsthand Capital Management, Nollenberger Capital Partners and Fulcrum Global Partners.
 o Joined the portfolio in 2008.
 o BS in Computer Science from University of California, Los Angeles (UCLA); MBA with Finance concentration from Anderson School of Management, UCLA.












               Please Retain This Supplement for Future Reference



November 21, 2008
VS-3615
                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group